CONVERTIBLE NOTE PAYABLE	6 Months Ended
Jun. 30, 2026
Convertible Note Payable
CONVERTIBLE NOTE PAYABLE

14. CONVERTIBLE NOTE PAYABLE

On September 27, 2023, the Company issued a Convertible Promissory Note (“Note”) in a private placement in aggregate principal amount of $609,000. The Note matures in 12 months from the issue date of the Note (the “Maturity Date”), with an annual interest rate of 8%. The Note carries an original issue discount of $44,000. In addition, the Company agrees to pay $15,000 to cover the transaction costs incurred in connection with the purchase and sale of this Note (“Transaction Expense Amount”). Thus, the net proceeds of the Note were $550,000. The Note is convertible into the Company’s ordinary shares at $240.0 per share or at a price equal to 80% multiplied by the lowest daily volume-weighted average price during the 10 trading days immediately preceding the applicable redemption, subject to certain adjustments and limitations, at the holder’s option at any time after six months from the issue date. On the Maturity Date, the holder of the Note has the right to convert all of the outstanding balance of the Note at a price of no less than $60.0 per share (“Floor Price”), which is subject to adjustment by consents of both parties.

The Note is recognized initially at fair value, net of debt discounts including original issue discount and Transaction Expense Amount. Amortizations of issuance costs and other Discounts accretion are recorded as interest expenses in the consolidated statement of operations.

The Company recognized interest expense of approximately $34,000 for the six months ended June 30, 2025 including interest relating to contractual interest obligation approximately of $30,000 and amortization of the discounts and debt issuance cost approximately of $4,000. As of December 31, 2025, the total amount of principal and accrued interest of the Note was fully converted to the Company’s ordinary shares (see Note 17 Equity), and there was no outstanding balance and unamortized debt issuance cost of the Note.

On January 13, 2025, the Company issued another Convertible Promissory Note (“Note-2”) in a private placement in aggregate principal amount of $1,311,000. Note-2 matures in 12 months from the issue date (the “Note-2 Maturity Date”), with an annual interest rate of 7%. Note-2 carries an original issue discount of $96,000. In addition, the Company agrees to pay $15,000 to cover the transaction costs incurred in connection with the purchase and sale of this Note (“Note-2 Transaction Expense Amount”). Thus, the net proceeds of Note-2 were $1,200,000. Note-2 is convertible into the Company’s ordinary shares at $90.0 per share or at a price equal to 80% multiplied by the lowest daily volume-weighted average price during the 10 trading days immediately preceding the applicable redemption, subject to certain adjustments and limitations. On the Note-2 Maturity Date, the holder of Note-2 has the right to convert all of the outstanding balance of Note-2 at a price of no less than $3.0 per share (“Note-2 Floor Price”), which is subject to adjustment by consents of both parties.

Note-2 is recognized initially at fair value, net of debt discounts including original issue discount, and Note-2 Transaction Expense Amount, in the amount of $111,000. As of December 31, 2025, the remaining unamortized debt discount was $nil. Amortizations of issuance costs and other Discounts accretion are recorded as interest expenses in the consolidated statement of operations.

The Company recognized interest expense of approximately $570,000 for the period ended December 31, 2025 including interest relating to contractual interest obligation approximately of $34,000 and amortization of the discounts and debt issuance cost approximately of $539,000. As of December 31, 2025, the principal balance and accrued interest of Note-2 was fully converted to the Company’s ordinary shares in January, February, March, April, May, July, August, and September, and October 2025 (see Note 17 Equity), and the outstanding balance of Note-2 net of unamortized debt discount was $nil.